13. Property, plant and equipment (Details 2)	12 Months Ended
Dec. 31, 2019
Commutation and Transmission Equipment [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	8.00%
Commutation and Transmission Equipment [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	14.29%
Fiber Optic Cables [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%
Fiber Optic Cables [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%
Leased Handsets [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	14.28%
Leased Handsets [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	50.00%
Infrastructure [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	4.00%
Infrastructure [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%
Informatics Assets [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%
Informatics Assets [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%
General Use Assets [Member] | Bottom Of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	10.00%
General Use Assets [Member] | Top Of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%